OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of other payables [abstract]
Schedule of Other Payables

		12.31.2025	12.31.2024
Share-based payment plans	25.1	384.7	156.5
Provisions related to payroll		155.1	123.6
Provision for employee profit sharing		84.2	72.3
Other accounts payable		99.1	55.7
Contractual obligations	(i)	35.7	33.1
Facility accounts payable		32.3	23.1
Non-controlling purchase options - EVE		21.0	20.0
Royalties to be paid to the Brazilian Air Force		29.2	15.0
Dividends payable		69.8	9.2
Accounts payable company acquisition		5.1	5.8
Commission payable		—	3.1
Insurance		2.2	2.5
Recourse and non-recourse debt	(ii)	40.0	1.1
		958.4	521.0
Current		610.3	359.8
Non-current		348.1	161.2
(i)Represents amounts recorded regarding contractual obligations assumed by the Company in contracts with customers mainly related to commercial concessions and costs to obtain contracts.
(ii)Refers to the associate liability due to the transfer of receivable, as mentioned in Note 10(i). As the transaction does not meet the derecognition criteria, the financial asset remains recognized, and a liability has been recognized for the consideration received.